Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Schedule of Assets Acquired and Liabilities Assumed (Details) - Oct. 25, 2024 - Osisko Mining Incorporated
$ in Millions, $ in Millions
	USD ($) $ / $ $ / oz	CAD ($) $ / $ $ / oz
ASSETS
Non-current assets	$ 1,743.5	$ 2,423.3
Listed investment	28.7	40.0
Equity accounted investee	8.0	11.2
Property, plant and equipment	1,706.8	2,372.1
Current assets	44.0	61.4
Cash and cash equivalents	30.7	42.8
Trade and other receivables	9.7	13.5
Inventories	2.2	3.1
Other	1.4	2.0
Total assets	1,787.5	2,484.7
LIABILITIES
Non-current liabilities	49.7	69.2
Lease liabilities	43.0	59.9
Environmental rehabilitation costs	6.7	9.3
Current liabilities	29.2	40.7
Trade and other payables	21.4	29.8
Current portion of lease liabilities	7.8	10.9
Total liabilities	78.9	109.9
Net assets	$ 1,708.6	$ 2,374.8
Gold price per ounce/kg	2,100	2,100
– Discount rate	7.90%	7.90%
Long-term exchange rates | $ / $	0.761	0.761
Resource value (in USD per ounce)	37	37
Land, mineral rights and rehabilitation assets
ASSETS
Property, plant and equipment	$ 1,329.1	$ 1,845.8